Income Tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Abstract]
Current	$ 46,844	$ 17,713
Deferred	649	8,475
Income tax expense	$ 47,493	$ 26,188